CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Subscriptions Payable	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2021		923,029,038
Balance, amount at Dec. 31, 2021	$ (31,063,023)	$ 923,029	$ 5,610	$ 12,860,873	$ (44,921,837)	$ 69,302
Common stock subscribed for services or subscription payable	21,300	0	21,300	0	0	0
Acquisition of IST	3,206	$ 0	0	0	0	3,206
Common shares issued in exchange for debt, shares		333,871,496
Common shares issued in exchange for debt, amount		$ 333,872	0	1,106,022	0	0
Modification of Series A Preferred Stock	(39,866,742)	0	0	0	(39,866,742)	0
Net Loss	(21,749,920)	$ 0	0	0	(21,630,143)	(119,777)
Balance, shares at Dec. 31, 2022		1,256,900,534
Balance, amount at Dec. 31, 2022	(91,215,285)	$ 1,256,901	26,910	13,966,895	(106,418,722)	(47,269)
Net Loss	(2,836,060)	0	0		(2,789,055)	(47,005)
Subscription payable for services	$ 10,650	$ 0	$ 10,650	$ 0	$ 0	$ 0
Issuance of shares for exchange for debt, shares	804,088	466,848,487	0	337,240	0	0
Issuance of shares for exchange for debt, amount		$ 466,848
Acquisition of Asberry 22 Holdings, Inc.	$ (63,775)	$ 0	$ 0	$ 603,859	$ 0	$ (667,634)
Balance, shares at Jun. 30, 2023		1,723,749,021
Balance, amount at Jun. 30, 2023	(93,300,382)	$ 1,723,749	37,560	14,907,994	(109,207,777)	(761,908)
Balance, shares at Dec. 31, 2022		1,256,900,534
Balance, amount at Dec. 31, 2022	(91,215,285)	$ 1,256,901	26,910	13,966,895	(106,418,722)	(47,269)
Common shares issued in exchange for debt, shares		1,140,904,043
Common shares issued in exchange for debt, amount	1,206,188	$ 1,140,904	0	65,284	0	0
Net Loss	(10,401,590)	$ 0	0	0	(10,418,949)	17,359
Common stock subscribed for services or subscription payable, shares		58,830,333
Common stock subscribed for services or subscription payable, amount	98,853	$ 58,830	(30,175)	70,198	0	0
Acquisition of Asberry	(63,775)			603,859		(667,634)
Disposition of IST	(3,206)	$ 0	0	0	0	(3,206)
Balance, shares at Dec. 31, 2023		2,456,634,910
Balance, amount at Dec. 31, 2023	(100,378,815)	$ 2,456,635	(3,265)	14,706,236	(116,837,671)	(700,750)
Balance, shares at Mar. 31, 2023		1,723,749,021
Balance, amount at Mar. 31, 2023	(91,942,358)	$ 1,723,749	32,235	14,907,994	(107,809,023)	(797,313)
Net Loss	(1,363,349)	0	0	0	(1,398,754)	35,405
Subscription payable for services	5,325	$ 0	5,325	0	0	0
Balance, shares at Jun. 30, 2023		1,723,749,021
Balance, amount at Jun. 30, 2023	(93,300,382)	$ 1,723,749	37,560	14,907,994	(109,207,777)	(761,908)
Balance, shares at Dec. 31, 2023		2,456,634,910
Balance, amount at Dec. 31, 2023	(100,378,815)	$ 2,456,635	(3,265)	14,706,236	(116,837,671)	(700,750)
Net Loss	1,702,292	0	0	0	1,604,217	98,075
Issuance of shares for exchange for debt, amount	501,892	$ 1,238,125	0	(736,233)	0	0
Issuance of shares for conversion of preferred stock, shares		2,642,079,238
Issuance of shares for conversion of preferred stock, amount	792,624	$ 2,642,079	0	(1,849,455)	0	0
Issuance of shares for exchange for debt, shares		1,238,125,017
Balance, shares at Jun. 30, 2024		6,336,839,165
Balance, amount at Jun. 30, 2024	(97,382,007)	$ 6,336,839	(3,265)	12,120,548	(115,233,454)	(602,675)
Balance, shares at Mar. 31, 2024		2,866,684,955
Balance, amount at Mar. 31, 2024	(103,495,800)	$ 2,866,685	(3,265)	14,454,989	(120,169,557)	(644,652)
Net Loss	4,978,080	0	0	0	4,936,103	41,977
Issuance of shares for exchange for debt, amount	343,089	$ 828,075	0	(484,986)	0	0
Issuance of shares for conversion of preferred stock, shares		2,642,079,238
Issuance of shares for conversion of preferred stock, amount	792,624	$ 2,642,079	0	(1,849,455)	0	0
Issuance of shares for exchange for debt, shares		828,074,972
Balance, shares at Jun. 30, 2024		6,336,839,165
Balance, amount at Jun. 30, 2024	$ (97,382,007)	$ 6,336,839	$ (3,265)	$ 12,120,548	$ (115,233,454)	$ (602,675)